UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2011

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                  June 30, 2010
                                   (unaudited)

                                                                          COMMITMENT /      UNFUNDED                  % OF NET
                             DESCRIPTION                                PRINCIPAL AMOUNT   COMMITMENT      VALUE       ASSETS
---------------------------------------------------------------------   ----------------   ----------   -----------   --------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS") (1)
   Harrison Street Real Estate Partners I, LP                              $ 5,277,700     $  693,353   $ 4,532,945     16.23%
   Exeter Industrial Value Fund, LP                                          5,000,000      1,750,000     2,496,421      8.94%
   Thor Urban Property Fund II, Inc.                                         5,000,000      2,326,005     1,856,941      6.65%
   Five Arrows Realty Securities IV, LP                                      2,000,000             --     1,850,865      6.62%
   Urban American Real Estate Fund II, LP                                    5,000,000      2,653,959     1,775,478      6.35%
   Parmenter Realty Fund III, LP                                             2,500,000        251,826     1,747,815      6.26%
   Barrow Street Real Estate Investment Fund III, LP (2)                     4,400,000        462,527     1,303,492      4.67%
   Legg Mason Real Estate Capital II, Inc.                                   1,500,000         75,000     1,296,440      4.64%
   Guardian Realty Fund II, LLC                                              1,500,000        263,736     1,125,917      4.03%
   Legacy Partners Realty Fund I, LLC                                        2,000,000             --       981,679      3.51%
   Keystone Property Fund II, LP                                             2,500,000             --       560,540      2.01%
   Transwestern Mezzanine Realty Partners II, LLC                            1,478,000             --       253,518      0.91%
   RREEF America REIT III, Inc.(3)                                           1,500,000             --       171,516      0.61%
   Legacy Partners Realty Fund II, LLC                                       2,800,000             --            --      0.00%
                                                                           -----------     ----------   -----------     -----
      Total private equity real estate funds (cost $32,321,807)            $42,455,700     $8,476,406   $19,953,567     71.43%
                                                                           ===========     ==========   ===========     =====
FIXED INCOME SECURITIES
   FHLB Dated 08/09/05, 4.50%, Due 09/10/10                                $    75,000             --   $    75,615      0.27%
   FHLB Dated 11/04/03, 4.25%, Due 11/15/10                                     65,000             --        65,959      0.24%
   FHLMC Series 3149, Class PC, Dated 05/01/06, 6.0%, Due 10/15/31             560,000             --       581,661      2.08%
   FHLMC Series 2883, Class B, Dated 11/01/04, 5.0%, Due 04/15/32              504,000             --       530,627      1.90%
   FHLMC Series 2597, Class AB, Dated 04/01/03, 5.0%, Due 03/15/32             106,751             --       107,519      0.39%
   FHLMC Series 2751, Class BD, Dated 02/01/04, 4.0%, Due 10/15/18              58,583             --        60,959      0.22%
   FHLMC Series 3145, Class KC, Dated 04/01/06, 5.0%, Due 07/15/30              50,000             --        53,009      0.19%
   FHLMC Series 2772, Class YE, Dated 04/01/04, 5.0%, Due 05/15/29              50,000             --        52,816      0.19%
   FHLMC Series 2870, Class AE, Dated 10/01/04, 4.5%, Due 10/15/19              41,191             --        40,768      0.15%
   FHLMC Series 2937, Class VC, Dated 02/01/05, 5.0%, Due 06/15/14              33,701             --        36,028      0.13%
   FHLMC Series 2828, Class JK, Dated 07/01/04, 4.5%, Due 07/15/19              33,922             --        33,589      0.12%
   FHLMC Series 2932, Class AP, Dated 02/01/05, 5.0%, Due 01/15/31              30,000             --        30,865      0.11%
   FHLMC Series 2864, Class NA, Dated 09/01/04, 5.5%, Due 01/15/31              26,906             --        28,507      0.10%
   FHLMC Series 2780, Class JA, Dated 04/01/04, 4.5%, Due 04/15/19              27,410             --        27,163      0.10%
   FHLMC Series 2735, Class PG, Dated 01/01/04, 5.5%, Due 09/15/32              25,000             --        26,515      0.10%
   FHLMC Series 2778, Class BQ, Dated 04/01/04, 5.0%, Due 09/15/31              25,000             --        26,301      0.10%
   FHLMC Series 2931, Class DC, Dated 02/01/05, 4.0%, Due 06/15/18              25,000             --        26,257      0.10%
   FHLMC Series 3209, Class TB, Dated 08/01/06, 5.0%, Due 06/15/31              23,000             --        23,627      0.08%
   FHLMC Series 2544, Class DK, Dated 12/01/02, 5.5%, Due 04/15/32              19,000             --        19,290      0.07%
   FHLMC Series 2687, Class MQ, Dated 10/01/03, 4.5%, Due 10/15/18              17,459             --        17,925      0.07%
   FHLMC Series 2700, Class PD, Dated 11/28/03, 4.5%, Due 02/15/27              12,744             --        12,910      0.05%
   FHLMC Series 3035, Class PA, Dated 09/01/05, 5.5%, Due 09/15/35              10,636             --        11,768      0.04%
   FHLMC Dated 01/05/09, 1.5%, Due 01/07/11                                    100,000             --       100,615      0.36%
   FNMA Series 2004-58, Class LJ, Dated 06/25/04, 5.0%, Due 07/25/34           478,382             --       501,338      1.79%
   FNMA Series 2003-71, Class HC, Dated 07/01/03, 3.5%, Due 08/25/33           437,936             --       452,438      1.62%
   FNMA Series 2003-66, Class MB, Dated 06/01/03, 3.5%, Due 05/25/23           290,761             --       300,945      1.08%
   FNMA Series 2007-82, Class B, Dated 07/01/07, 5.0%, Due 11/25/33            145,149             --       154,014      0.55%
   FNMA Series 2003-36, Class OQ, Dated 04/01/03, 5.0%, Due 12/25/31            78,000             --        82,081      0.29%
   FNMA Series 1993-178, Class PK, Dated 09/01/93, 6.5%, Due 09/25/23           72,952             --        81,380      0.29%
   FNMA Series 2005-58, Class MA, Dated 06/01/05, 5.5%, Due 07/25/35            59,074             --        65,537      0.23%
   FNMA Series 2004-88, Class HA, Dated 11/01/04, 6.5%, Due 07/25/34            55,206             --        59,320      0.21%
   FNMA Series 2007-51, Class PA, Dated 05/01/07, 5.5%, Due 05/25/37            46,919             --        51,411      0.18%
   FNMA Series 2003-37, Class QD, Dated 04/01/03, 5.0%, Due 05/25/32            44,841             --        47,177      0.17%
   FNMA Series 2003-109, Class CB, Dated 10/01/03, 4.0%, Due 11/25/18           43,000             --        45,515      0.16%
   FNMA Series 2004-37, Class GC, Dated 05/01/04, 5.25%, Due 08/25/31           38,000             --        39,647      0.14%

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                  June 30, 2010
                             (unaudited) (continued)

                                                                          COMMITMENT /      UNFUNDED                  % OF NET
                             DESCRIPTION                                PRINCIPAL AMOUNT   COMMITMENT      VALUE       ASSETS
---------------------------------------------------------------------   ----------------   ----------   -----------   --------
FIXED INCOME SECURITIES (CONTINUED)
   FNMA Series 2003-46, Class DA, Dated 05/01/03, 5.0%, Due 04/25/32       $    24,622             --   $    25,826      0.09%
   FNMA Series 2003-17, Class HC, Dated 02/01/03, 5.0%, Due 03/25/18            19,000             --        20,678      0.07%
   FNMA Series 2003-71, Class UA, Dated 07/01/03, 4.0%, Due 08/25/18            19,885             --        19,983      0.07%
   FNMA Series 2004-91, Class A, Dated 11/01/04, 5.0%, Due 11/25/32             17,641             --        18,451      0.07%
   FNMA Series 2003-33, Class AE, Dated 04/01/03, 4.5%, Due 03/25/33             4,118             --         4,385      0.02%
   FNMA Dated 09/01/08, 5.00%, Due 10/01/23                                    188,429             --       201,310      0.72%
   FNMA Dated 04/21/09, 5.00%, Due 05/20/24                                     87,000             --        87,066      0.31%
   GNMA Series 2008-87, Class BG, Dated 10/01/08, 5.5%, Due 04/20/36           575,000             --       580,778      2.08%
   GNMA Series 2004-75, Class NG, Dated 09/01/04, 5.5%, Due 09/20/33           479,000             --       517,461      1.85%
   GNMA Series 2009-34, Class DA, Dated 05/01/09, 4.5%, Due 03/20/34           310,947             --       333,280      1.19%
   GNMA Series 2009-57, Class NG, Dated 07/01/09, 3.5%, Due 05/16/39           277,531             --       286,566      1.03%
   GNMA Series 2008-63, Class KH, Dated 07/01/08, 5.5%, Due 02/20/37           227,413             --       235,272      0.84%
   GNMA Series 2008-84, Class JA, Dated 10/01/08, 5.5%, Due 09/20/38           200,735             --       205,691      0.74%
   GNMA Series 2003-40, Class TA, Dated 05/01/03, 4.5%, Due 03/20/33           172,000             --       179,309      0.64%
   GNMA Series 2008-34, Class PC, Dated 04/01/08, 4.0%, Due 09/20/37           100,460             --       103,690      0.37%
   GNMA Series 2005-48, Class AH, Dated 06/01/05, 6.0%, Due 03/20/32            95,000             --       101,339      0.36%
   GNMA Series 2002-66, Class B, Dated 09/01/02, 4.25%, Due 12/16/25            88,000             --        92,937      0.33%
   GNMA Series 2004-69, Class BE, Dated 09/01/04, 5.0%, Due 10/20/32            88,000             --        92,857      0.33%
   GNMA Series 2003-7, Class VT, Dated 01/01/03, 6.0%, Due 12/20/22             84,844             --        87,012      0.31%
   GNMA Series 2007-5, Class LC, Dated 02/01/07, 5.5%, Due 11/20/32             50,000             --        53,132      0.19%
   GNMA Series 2004-101, Class BC, Dated 11/01/04, 5.0%, Due 06/20/31           50,000             --        52,814      0.19%
   GNMA Series 2004-47, Class QD, Dated 06/01/04, 5.0%, Due 08/16/33            46,760             --        48,888      0.18%
   GNMA Series 2009-26, Class AB, Dated 04/01/09, 4.5%, Due 07/20/34            46,085             --        48,813      0.17%
   GNMA Series 2005-7, Class BG, Dated 02/01/05, 5.0%, Due 02/20/32             45,888             --        48,528      0.17%
   GNMA Series 2005-26, Class BS, Dated 03/01/05, 5.5%, Due 03/20/32            45,000             --        46,855      0.17%
   GNMA Series 2005-60, Class HC, Dated 09/01/05, 5.0%, Due 05/20/32            41,000             --        43,290      0.15%
   GNMA Series 2005-92, Class EC, Dated 12/01/05, 5.5%, Due 03/20/34            33,000             --        36,387      0.13%
   GNMA Series 2004-72, Class BA, Dated 09/01/04, 5.5%, Due 02/20/33            28,000             --        30,278      0.11%
   GNMA Series 2003-66, Class HC, Dated 08/01/03, 5.5%, Due 09/20/32            26,370             --        27,777      0.10%
   GNMA Series 2003-39, Class LM, Dated 05/01/03, 5.0%, Due 05/20/32            26,000             --        27,241      0.10%
   GNMA Series 2004-42, Class LE, Dated 06/01/04, 5.5%, Due 07/20/33            25,000             --        26,945      0.10%
   GNMA Series 2004-42, Class AG, Dated 06/01/04, 6.0%, Due 03/20/32            24,000             --        25,018      0.09%
   GNMA Series 2003-62, Class KL, Dated 07/01/03, 4.25%, Due 06/20/33           21,971             --        23,512      0.08%
   GNMA Series 2005-7, Class BA, Dated 02/01/05, 4.5%, Due 07/20/32             22,000             --        23,140      0.08%
   GNMA Series 2006-41, Class DB, Dated 08/01/06, 5.5%, Due 11/16/31            20,000             --        21,078      0.08%
   GNMA Series 1999-15, Class PC, Dated 05/01/99, 5.0%, Due 04/16/29            11,283             --        11,693      0.04%
   GNMA Series 2003-46, Class TA, Dated 06/01/03, 5.5%, Due 03/20/33            11,000             --        11,153      0.04%
   GNMA Series 2003-18, Class KA, Dated 03/01/03, 5.0%, Due 07/20/31             1,572             --         1,566      0.01%
   GNMA, Dated 10/01/08, 6.0%, Due 10/15/23                                    211,148             --       229,607      0.82%
   Western Asset Money Market Fund                                             396,000             --       396,000      1.42%
                                                                           -----------                  -----------    ------
      Total fixed income securities (cost $8,253,290)                      $ 7,952,225                  $ 8,298,702     29.71%
                                                                           ===========                  -----------    ------
      Total investments at fair value (cost $40,575,097)                                                $28,252,269    101.14%
                                                                                                        ===========    ======

*    Percentages are based on net assets of $27,932,621.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

(2) Commitment to Barrow Street Real Estate Investment Fund III, LP includes a 10% reserve commitment.

(3) A redemption request has been submitted for the investment in RREEF America REIT III, Inc., however that fund has suspended redemptions for an indefinite period. The Fund remains in the redemption queue.

At June 30, 2010, the aggregate cost of investments for tax purposes was approximately $40,575,097. Net unrealized depreciation on investments for tax purposes was ($12,322,828) consisting of $338,476 of gross unrealized appreciation and ($12,661,304) of gross unrealized depreciation.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                  June 30, 2010
                             (unaudited) (concluded)

The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at June 30, 2010:

                                             QUOTED PRICES IN                        SIGNIFICANT OTHER
                                            ACTIVE MARKETS FOR   SIGNIFICANT OTHER      UNOBSERVABLE
                                             IDENTICAL ASSETS    OBSERVABLE INPUTS         INPUTS        BALANCE AS OF
                                                 (LEVEL 1)           (LEVEL 2)           (LEVEL 3)          6/30/10
                                            ------------------   -----------------   -----------------   -------------
ASSETS
Fixed Income Securities:
   Money Market Fund                             $396,000            $       --         $        --       $   396,000
   U.S. agency securities and
      collateralized mortgage obligations              --             7,902,702                  --         7,902,702
Private Equity Real Estate Funds                       --                    --          19,953,567        19,953,567
                                                 --------            ----------         -----------       -----------
TOTAL                                            $396,000            $7,902,702         $19,953,567       $28,252,269
                                                 ========            ==========         ===========       ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       Change in
                                        Beginning                     unrealized                     Net transfers       Ending
                                      Balance as of     Realized     appreciation/   Net purchase/   in and/or out   Balance as of
                                         3/31/10      gain/(loss)   (depreciation)       sales         of Level 3       6/30/10
                                      -------------   -----------   --------------   -------------   -------------   -------------
ASSETS
   Private Equity Real Estate Funds    $15,841,374        $--         $2,043,144       $2,069,049         $--         $19,953,567
                                       ===========        ===         ==========       ==========         ===         ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Madison Harbor Balanced Strategies, Inc.


By                                      /s/ Edward M. Casal
                                        ----------------------------------------
                                        Edward M. Casal
                                        Chief Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                                      /s/ Edward M. Casal
                                        ----------------------------------------
                                        Edward M. Casal
                                        Chief Executive Officer

Date: August 27, 2010


By                                      /s/ Michael Fortier
                                        ----------------------------------------
                                        Michael Fortier
                                        Chief Financial Officer

Date: August 27, 2010